Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets.
Schedule of intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2020
Opening net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948
Additions	—	—	3,153	18,365	176,002	—	50,604	—	248,124
Disposal, net	—	(576)	—	—	—	—	—	—	(576)
Write-off	—	(17,662)	—	—	(5,597)	—	—	—	(23,259)
Transfer	—	206,712	—	—	(206,712)	—	—	—	—
Amortization	—	(176,619)	(18,080)	(38,203)	—	—	(23,858)	(25,937)	(282,697)
Exchange differences	—	(1,077)	—	(400)	—	—	—	—	(1,477)
Closing net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063

As at December 31, 2020
Cost	690,910	589,526	60,508	130,304	121,122	289,161	155,492	80,263	2,117,286
Accumulated amortization	(690,910)	(300,761)	(30,799)	(85,143)	—	—	(31,347)	(59,769)	(1,198,729)
Exchange differences	—	(1,091)	—	(403)	—	—	—	—	(1,494)
Net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Year ended December 31, 2021
Opening net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063
Additions	—	—	570	19,606	62,287	—	-	—	82,463
Disposal, net	—	—	—	(1,103)	—	—	-	—	(1,103)
Write-off	—	(1,899)	—	—	(3,747)	—	-	—	(5,646)
Transfer	—	133,548	—	—	(133,548)	—	-	—	—
Amortization	—	(190,503)	(28,048)	(36,013)	—	—	(31,804)	(16,406)	(302,774)
Exchange differences	—	(1,877)	—	(207)	(725)	—	—	-	(2,809)
Closing net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194

As at December 31, 2021
Cost	690,910	721,175	61,078	148,807	46,114	289,161	155,492	80,263	2,193,000
Accumulated amortization	(690,910)	(491,264)	(58,847)	(121,156)	—	—	(63,151)	(76,175)	(1,501,503)
Exchange differences	—	(2,968)	—	(610)	(725)	—	—	—	(4,303)
Net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194

Schedule of amortization expense

	Year ended December 31
Amortization of intangible assets	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Cost of revenue	308,551	275,479	297,406
Research and development expenses	20,311	3,812	3,396
General and administrative expenses	3,608	3,406	1,972
	332,470	282,697	302,774

Schedule of key assumptions used for value-in-use calculations

	For the year ended December 31,
	2020	2021
	RMB’000	RMB’000

Revenue growth rate	8%-55%	10%-24%
Long term growth rate	3%	2%
Pre‑tax discount rate	16.00%	16.30%